Annual Fund Operating Expenses - Capital Group U.S. Equity Fund - Share class	Dec. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%